Related Parties (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised:

	For the year ended March 31
Transactions	2023	2024	2025
Short-term employee benefits	1,997	1,937	1,878
Post-employment benefits	88	129	80
Other long-term benefits	14	10	6
Share based payment	12,015	11,425	8,130
Legal and professional	84	84	152
Total	14,198	13,585	10,246

	As at March 31
Balance Outstanding	2024	2025
Employee related payables	589	608
Accrued expenses	75	107

Summary of Transactions with Entity Providing Key Management Personnel Services	(B) Entity providing key management personnel services:

	For the year ended March 31
Transactions	2023	2024	2025
Key management personnel services	7	7	8
Consultancy services	20	25	59

Trip.com and its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
(C)
Entity having significant influence over the Company and its subsidiaries:

	For the year ended March 31
Transactions	2023	2024	2025
Sale of air ticketing^	768	1,538	4,899
Purchase of air ticketing^	40,954	96,996	78,372
Sale of hotels and packages^	5,192	3,005	14,758
Purchase of hotels and packages^	14,575	16,595	31,401
Commission received	100	51	287
Commission paid	673	402	1,530
Marketing alliances	50	180	1,736
Other operating expenses	4,572	5,268	7,560
Advance given	—	—	596
Advance given received back	—	—	596

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2024	2025
Trade and other receivables	344	2,762
Trade payables	6,611	5,965
Advance to suppliers	179	171

Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2023	2024	2025
Repayment of loan given	—	24	24
Interest income	4	2	2

	As at March 31
Balance Outstanding	2024	2025
Receivable from related party	24	—
Interest accrued	*	—

* less than 1

PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2023	2024	2025
Ancillary services	168	150	—

	As at March 31
Balance Outstanding	2024	2025
Trade and other receivables	20	19

Savaari Car Rentals Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2023	2024	2025

Other travel services - purchase for car bookings^	—	493	—
Commission received	—	43	—

^represents gross amount booked/charged for the car bookings